Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) (USD $)	1 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended
	Mar. 30, 2012	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2013	Mar. 15, 2013	Sep. 30, 2014 Suntech America [Member]	Dec. 31, 2013 Suntech America [Member]	Mar. 15, 2013 Suntech America [Member]	Dec. 31, 2013 Sustainable Environmental Enterprises [Member] Accounts Receivable [Member] Customer Concentration Risk [Member]	Dec. 31, 2013 Sustainable Environmental Enterprises [Member]	Dec. 31, 2012 Lennox International Inc. [Member] Accounts Receivable [Member] Customer Concentration Risk [Member]	Dec. 31, 2012 Lowe's Companies, Inc. [Member] Accounts Receivable [Member] Customer Concentration Risk [Member]	Sep. 30, 2014 Liabilities, Total [Member] Supplier Concentration Risk [Member]	Dec. 31, 2013 Liabilities, Total [Member] Supplier Concentration Risk [Member]	Dec. 31, 2012 Liabilities, Total [Member] Supplier Concentration Risk [Member]	Sep. 30, 2014 Supplier Concentration Risk [Member]	Dec. 31, 2013 Supplier Concentration Risk [Member]	Dec. 31, 2012 Supplier Concentration Risk [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Stock Issued During Period, Shares, Purchase of Assets (in Shares)	1,900,000
Stock Issued During Period, Value, Purchase of Assets	$ 1,045,000	$ 1,142,801
Accounts Payable, Other							946,438
Accounts Receivable, Gross										499,000
Concentration Risk, Percentage									86.70%		5.90%	4.00%	31.00%	25.00%	36.00%
Accounts Payable																959,000	1,100,000	960,000
Cash, Uninsured Amount			0	0
Loss Contingency, Estimate of Possible Loss					946,438			(946,438)
Loss Contingency Accrual						$ 946,438